ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE FINANCIAL SERVICES FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 93.2%

CONSUMER DISCRETIONARY 4.2%

Diversified Consumer Services 4.2%
H&R Block	800,000	17,392
Total Consumer Discretionary		17,392
FINANCIALS 85.6%

Capital Markets 9.4%
Affiliated Managers Group (1)	38,000	3,804
Federated Investors, Class B	200,000	6,762
Goldman Sachs	8,000	1,353
Mellon Financial	400	16
Stifel Financial (1)	300,000	9,522
UBS (CHF)	294,000	17,586
		39,043
Commercial Banks 38.8%
Aareal Bank (EUR) (1)	187,135	8,305
Anglo Irish Bank (EUR)	503,068	8,265
Compass Bancshares	250,000	14,245
Erste Bank der Oesterreich Sparkasse (EUR)	22,000	1,370
Fifth Third Bancorp	475,000	18,088
First Horizon National	326,400	12,406
SunTrust	250,000	19,320
Synovus Financial	525,000	15,419
TCF Financial	765,900	20,136
U.S. Bancorp	650,000	21,593
Wells Fargo	590,000	21,346
		160,493
Consumer Finance 4.6%
American Express	24,000	1,346
Capital One Financial	225,000	17,698
		19,044
Diversified Financial Services 14.6%
Bank of America	335,000	17,946
Citigroup	386,200	19,183
J.P. Morgan Chase	496,000	23,292
		60,421
Insurance 14.9%
American International Group	30,300	2,008
Aspen Insurance Holdings	320,000	8,266
Axis Capital Holdings	340,800	11,822
Berkshire Hathaway, Class A (1)	7	671
Hartford Financial Services	14,000	1,215
Lincoln National	185,000	11,485
Marsh & McLennan	28,000	788
Prudential Financial	50,000	3,812
St. Paul Travelers Companies	100,000	4,689
XL Capital	246,600	16,941
		61,697
Real Estate Investment Trusts (REITs) 3.0%
CapitalSource, REIT	480,000	12,394
		12,394
Thrifts & Mortgage Finance 0.3%
Fannie Mae	11,800	660
Freddie Mac	9,500	630
		1,290
Total Financials		354,382
INDUSTRIALS & BUSINESS SERVICES 3.4%
Industrial Conglomerates 3.4%
GE	400,000	14,120
Total Industrials & Business Services		14,120
Total Common Stocks (Cost $351,395)		385,894
SHORT-TERM INVESTMENTS 5.3%
Money Market Funds 5.3%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	21,792,065	21,792
Total Short-Term Investments (Cost $21,792)		21,792
Total Investments in Securities
98.5% of Net Assets (Cost $373,187)		$407,686

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 3
(3)	Seven-day yield
CHF	Swiss Franc
EUR	Euro
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Financial Services Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Financial Services Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital and a modest level of income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $373,187,000. Net unrealized gain aggregated $34,500,000 at period-end, of which $40,602,000 related to appreciated investments and $6,102,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $477,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $21,792,000 and $1,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Financial Services Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006